Derivatives - Nominal values and average hedge ratio for derivatives (Parenthetical) (Details) Unit_pure in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Proceeds from exercise of options	₩ 324,027
USD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,280,520	1,235,140
JPY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	9,250	9,460
EUR
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,402,370	1,358,460
GBP
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,561,570	1,547,810
AUD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	892,940	865,530
CAD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	991,060	921,270
CNY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	189,500	177,980
SEK
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	127,540	126,180